Short-Term Loans (Details) - Schedule of short term loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of short term loans [Abstract]
Short-term loans	$ 5,440,350	$ 8,391,323
Total	5,440,350	8,391,323
Secured	5,440,350	8,354,557
Unsecured		36,766
Total	$ 5,440,350	$ 8,391,323